PROVISIONS AND CONTINGENCIES - Current and non-current provisions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of other provisions [line items]
Provisions - due within one year	$ 203	$ 121
Provisions - due after one year	214	153
Provisions at end of year	$ 417	274	$ 226
Term of expected provision utilisation	5 years
Minimum range of percentile | item	10
Maximum range of percentile | item	90
Rationalisation provisions
Disclosure of other provisions [line items]
Provisions - due within one year	$ 40	35
Provisions at end of year	40	35	6
Metal-on-metal
Disclosure of other provisions [line items]
Provisions - due within one year	112	50
Provisions - due after one year	203	142
Provisions at end of year	315	192	157
Legal and other provisions
Disclosure of other provisions [line items]
Provisions - due within one year	51	36
Provisions - due after one year	11	11
Provisions at end of year	$ 62	$ 47	$ 63